Debt Obligations Future Maturities - Level 3 (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
Aggregate maturities of debt and minimum rentals under operating leases at December 31, 2016 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases
2017	$36	15
2018	—	11
2019	—	9
2020	—	7
2021	1,100	6
2022 and thereafter	202	15
Total	$1,338	$63

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $15, $13, $4 and $16 for the years ended December 31, 2016, and December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, respectively.